AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized cost	$ 33,068	$ 26,455
Gross unrealized gain	122	15
Gross unrealized loss	0	0
Available-for-sale marketable securities, current	11,518	26,470
Available-for-sale marketable securities, non current	21,672	0
Available-for-sale marketable securities	33,190	26,470
Available-for-sale securities matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	11,518	26,455
Gross unrealized gain	0	15
Gross unrealized loss	0	0
Available-for-sale marketable securities, current	11,518	26,470
Available-for-sale securities matures within one year [Member] | Governmental debentures [Member]
Marketable Securities [Line Items]
Amortized cost	11,310	26,455
Gross unrealized gain	0	15
Gross unrealized loss	0	0
Available-for-sale marketable securities, current	11,310	26,470
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	208	0
Gross unrealized gain	0	0
Gross unrealized loss	0	0
Available-for-sale marketable securities, current	208	0
Available-for-sale securities matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	21,550	0
Gross unrealized gain	122	0
Gross unrealized loss	0	0
Available-for-sale marketable securities, non current	21,672	0
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Marketable Securities [Line Items]
Amortized cost	2,514	0
Gross unrealized gain	10	0
Gross unrealized loss	0	0
Available-for-sale marketable securities, non current	2,524	0
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Marketable Securities [Line Items]
Amortized cost	19,036	0
Gross unrealized gain	112	0
Gross unrealized loss	0	0
Available-for-sale marketable securities, non current	$ 19,148	$ 0